Other Income (Tables)	12 Months Ended
Jun. 30, 2024
Other Income [Abstract]
Schedule of Other Income
	June 30, 2022	June 30, 2023	June 30, 2024	June 30, 2024
	RM	RM	RM	USD
Gain on disposal of plant and equipment	-	1,300	-	-
Proceeds from sale of scraped materials	28,001	29,647	30,231	6,411
Sundry income	-	108,639	22,536	4,779
Gain on foreign exchange, net	114,746	467,121	53,445	11,333
	142,747	606,707	106,212	22,523